Annual Fund Operating Expenses - Institutional Select - Vanguard Total Bond Market Index Fund - Institutional Select Shares	Apr. 29, 2021
Operating Expenses:
Management Fees	0.01%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.01%